Gain on Disposal of Investment in Joint Venture (Details) - Schedule Of Gain On Disposal Of Investments In Joint Venture - GBP (£)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disposal of Investments in Joint Venture [Member]
Schedule of Gain Loss on Disposal of Investments in Joint Venture [Line Items]
Gain on disposal of interests in JV	£ 4,660,853	£ 0